Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets and liablities
12. Deferred tax assets and liabilities
(USD millions)	Property, plant and equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2020	108	1 469	1 078	2 446	255	2 596	7 952

Gross deferred tax liabilities at January 1, 2020	– 390	– 3 610	– 291	– 287	– 7	– 1 325	– 5 910

Net deferred tax balance at January 1, 2020	– 282	– 2 141	787	2 159	248	1 271	2 042

At January 1, 2020	– 282	– 2 141	787	2 159	248	1 271	2 042

Credited/(charged) to income	89	110	– 25	212	– 164	71	293

Charged to equity						9	9

Charged to other comprehensive income			– 3			– 36	– 39

Impact of acquisitions of businesses	5	– 1 945		– 3	408	34	– 1 501

Other movements	– 53	58	38	– 25	5	– 35	– 12

Net deferred tax balance at December 31, 2020	– 241	– 3 918	797	2 343	497	1 314	792

Gross deferred tax assets at December 31, 2020	189	1 351	1 137	2 502	507	2 658	8 344

Gross deferred tax liabilities at December 31, 2020	– 430	– 5 269	– 340	– 159	– 10	– 1 344	– 7 552

Net deferred tax balance at December 31, 2020	– 241	– 3 918	797	2 343	497	1 314	792

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							130

Deferred tax assets at December 31, 2020							8 214

Deferred tax liabilities at December 31, 2020							– 7 422

Net deferred tax balance at December 31, 2020							792

Gross deferred tax assets at January 1, 2019	191	1 233	1 188	3 722	273	2 175	8 782

Gross deferred tax liabilities at January 1, 2019	– 622	– 5 384	– 273	– 474		– 805	– 7 558

Net deferred tax balance at January 1, 2019	– 431	– 4 151	915	3 248	273	1 370	1 224

At January 1, 2019	– 431	– 4 151	915	3 248	273	1 370	1 224

Net deferred tax balance related to discontinued operations [1]	82	1 403	– 123	– 248	– 39	– 217	858

Credited/(charged) to income	74	605	308	– 818	– 113	298	354

Charged to equity		8			75	– 166	– 83

Charged to other comprehensive income			– 313			24	– 289

Impact of acquisitions of businesses	3	– 45			21	– 26	– 47

Other movements	– 10	39		– 23	31	– 12	25

Net deferred tax balance at December 31, 2019	– 282	– 2 141	787	2 159	248	1 271	2 042

Gross deferred tax assets at December 31, 2019	108	1 469	1 078	2 446	255	2 596	7 952

Gross deferred tax liabilities at December 31, 2019	– 390	– 3 610	– 291	– 287	– 7	– 1 325	– 5 910

Net deferred tax balance at December 31, 2019	– 282	– 2 141	787	2 159	248	1 271	2 042

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							43

Deferred tax assets at December 31, 2019							7 909

Deferred tax liabilities at December 31, 2019							– 5 867

Net deferred tax balance at December 31, 2019							2 042

[1] Notes 1, 2 and 30 provide information related to discontinued operations.

The following table presents deferred tax assets and deferred tax liabilities, which are expected to have an impact on current taxes payable after more than 12 months:
(USD billions)	2020	2019

Expected to have an impact on current tax payable after more than 12 months
– Deferred tax assets	4.5	4.3

– Deferred tax liabilities	7.0	5.2

Deferred tax liabilities have not been recognized for the withholding tax and other taxes that would be payable on the remittance of earnings of foreign subsidiaries, as the Group has the ability to control any future reversal and the unremitted earnings are retained in the foreign subsidiaries for reinvestment. The total unremitted earnings retained for reinvestment in the Group’s foreign subsidiaries that would be subject to withholding tax or other taxes if remitted to the Group are estimated at approximately USD 27 billion in 2020 (2019: USD 26 billion).
Temporary differences on which no deferred tax has been provided as they are permanent in nature related to:
(USD billions)	2020	2019

Investments in subsidiaries	5	3

Goodwill from acquisitions	– 27	– 24

The gross value of tax-loss carry-forwards that have or have not been capitalized as deferred tax assets, with their expiry dates, is as follows:
(USD millions)	Not capitalized	Capitalized	2020 total

One year	20		20

Two years	1	5	6

Three years	2	6	8

Four years	23		23

Five years	11	40	51

More than five years [1]	3 400	2 291	5 691

Not subject to expiry	323	683	1 006

Total	3 780	3 025	6 805

[1] Not capitalized more than five years includes USD 3.2 billion attributable to US state tax-loss carry-forwards, of which USD 1.6 billion relates to The Medicines Company, which was acquired in 2020 (see Note 2).

(USD millions)	Not capitalized	Capitalized	2019 total

One year	14	0	14

Two years	28	0	28

Three years	28	6	34

Four years	16	46	62

Five years	127	37	164

More than five years	125	2 214	2 339

Not subject to expiry	310	35	345

Total	648	2 338	2 986

(USD millions)	2020	2019	2018

Tax losses carried forward that expired	14	9	8

Deferred tax assets related to taxable losses of relevant Group entities are recognized to the extent it is considered probable that future taxable profits will be available against which such losses can be utilized in the foreseeable future.
The Basel-Stadt cantonal tax reform was approved by voters in February 2019, with parts of the reform retroactively enacted per January 1, 2019. The newly enacted tax rate resulted in a decrease of the blended cantonal and federal tax rate from 22% to 13%. This change impacted the Group’s Basel-Stadt-domiciled operating subsidiaries.
The Swiss federal tax reform was approved by voters in May 2019. The enactment of the Swiss federal tax reform required the abolishment of the holding company tax regimes as of January 1, 2020. As a result, the holding company tax rate increased from the current 8% to 13%, effective January 1, 2020.
The enactment of these Swiss tax reforms required a revaluation of the deferred tax assets and liabilities to the newly enacted tax rates at the date of enactment.
The following table shows the impact on the revaluation of deferred assets and liabilities in 2019, as at the respective dates of the enactment of the Swiss tax reforms:
(USD millions)	Income statement continuing operations	Equity	Total

Deferred tax asset and liability revaluation

Items previously recognized in consolidated income statement	234		234

Items previously recognized in other comprehensive income [1]		– 358	– 358

Total revaluation of deferred tax assets and liabilities	234	– 358	– 124

[1] Related to post-employment benefits